Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of Basic and diluted net earning per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2018	2019	2020
	US$	US$	US$
Numerator:
Net income/(loss) attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic and diluted	73,034,549	68,344,527	(81,040,908)
Denominator:
Weighted average number of shares outstanding-basic*	127,129,478	113,482,239	107,558,506
Stock options	1,728,058	618,657	10,674
Restricted stock units	283,294	—	—
Weighted average number of shares outstanding-diluted	129,140,830	114,100,896	107,569,181
Basic earnings per share	0.57	0.60	(0.75)
Diluted earnings per share	0.57	0.60	(0.75)
*

The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.